Financial Instruments by Balance Sheet Grouping (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 900		$ 906
Short-term investments	23,219		26,277
Short-term loans	51	[1]	467	[1]
Long-term investments and loans	9,457		9,747
Taxes and other current assets	357	[2]	515	[2]
Taxes and other noncurrent assets	1,042	[3]	710	[3]
Total	35,026		38,622
Liabilities
Short-term borrowings, including current portion of long-term debt	4,018	[4],[5]	5,603	[4],[5]
Other current liabilities	459	[6]	339	[6]
Long-term debt	34,931	[7],[8]	38,410	[7],[8]
Other noncurrent liabilities	1,306	[9]	545	[9]
Total	$ 40,714		$ 44,897

[1]	Our short-term and long-term loans are due from companies with highly rated securities (Standard & Poor's (S&P) ratings that are virtually all AA or better).
[2]	As of December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million) and, as of December 31, 2010, include foreign currency forward-exchange contracts ($494 million) and foreign currency swaps ($21 million).
[3]	As of December 31, 2011, derivative instruments at fair value include interest rate swaps ($1.0 billion) and foreign currency swaps ($17 million) and, as of December 31, 2010, include interest rate swaps ($603 million) and foreign currency swaps ($107 million).
[4]	The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.
[5]	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
[6]	At December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million) and, at December 31, 2010, include foreign currency forward-exchange contracts ($257 million), foreign currency swaps ($79 million) and interest rate swaps ($3 million).
[7]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[8]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.
[9]	At December 31, 2011, derivative instruments at fair value include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million) and, at December 31, 2010, include foreign currency swaps ($544 million) and interest rate swaps ($1 million).